Debt	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Debt Disclosure [Abstract]
Debt

Note 5 – Debt

The following table summarizes the Company’s outstanding debt obligations as of December 31, 2025 and June 30, 2025:

	Issue Date	Maturity Date	Interest Rate	Default Interest Rate	Collateral	Related Party	Conversion Price	Debt Type
Loan #1	September 22, 2022	February 6, 2024	15.00%	24.00%	All Assets	No	$0.0330	Convertible Notes Payable
Loan #2	September 22, 2022	February 6, 2024	15.00%	24.00%	All Assets	No	$0.0330	Convertible Notes Payable
Loan #3	February 28, 2023	February 28, 2024	15.00%	24.00%	All Assets	No	$0.0330	Convertible Notes Payable
Loan #4	March 24, 2023	March 24, 2024	15.00%	24.00%	All Assets	No	$0.0330	Convertible Notes Payable
Loan #5	April 17, 2023	April 17, 2024	15.00%	24.00%	All Assets	No	$0.0330	Convertible Notes Payable
Loan #6	June 1, 2023	June 1, 2024	15.00%	24.00%	All Assets	No	$0.0330	Convertible Notes Payable
Loan #7	October 5, 2023	October 5, 2024	15.00%	24.00%	All Assets	No	$0.0330	Convertible Notes Payable
Loan #8	November 17, 2023	November 17, 2024	15.00%	24.00%	All Assets	No	$0.0330	Convertible Notes Payable
Loan #9	December 6, 2023	December 6, 2024	15.00%	24.00%	All Assets	No	$0.0330	Convertible Notes Payable
Loan #10	January 24, 2024	January 24, 2025	15.00%	24.00%	All Assets	No	$0.0330	Convertible Notes Payable
Loan #11	March 13, 2024	March 13, 2025	15.00%	24.00%	All Assets	No	$0.0330	Convertible Notes Payable
Loan #12	May 5, 2024	May 5, 2025	15.00%	24.00%	All Assets	No	$0.0330	Convertible Notes Payable
Loan #13	September 24, 2024	September 24, 2025	15.00%	24.00%	All Assets	No	$0.0330	Convertible Notes Payable
Loan #14	February 19, 2025	February 19, 2026	15.00%	24.00%	All Assets	No	$0.0330	Convertible Notes Payable
Loan #15	March 13, 2025	March 13, 2027	15.00%	24.00%	All Assets	No	$0.0330	Convertible Notes Payable
Loan #16	June 29, 2023	November 1, 2025	15.00%	16.00%	Unsecured	No	$0.0330	Convertible Notes Payable
Loan #17	August 28, 2023	November 1, 2025	15.00%	16.00%	Unsecured	No	$0.0330	Convertible Notes Payable
Loan #18	January 23, 2025	August 31, 2025	17.50%	4.5%/month	Unsecured	No	$-	Notes Payable
Loan #19	September 4, 2024	September 4, 2027	15.00%	15.00%	Unsecured	Yes	$0.0325	Convertible Notes Payable - Related Party
Loan #20	September 4, 2024	September 4, 2027	15.00%	15.00%	Unsecured	No	$0.0325	Convertible Notes Payable
Loan #21	September 4, 2024	September 4, 2027	15.00%	15.00%	Unsecured	No	$0.0325	Convertible Notes Payable
Loan #22	September 4, 2024	September 4, 2027	15.00%	15.00%	Unsecured	No	$0.0325	Convertible Notes Payable
Loan #23	September 4, 2024	September 4, 2027	15.00%	15.00%	Unsecured	No	$0.0325	Convertible Notes Payable
Loan #24	September 4, 2024	September 4, 2027	15.00%	15.00%	Unsecured	No	$0.0325	Convertible Notes Payable
Loan #25	September 4, 2024	September 4, 2027	15.00%	15.00%	Unsecured	No	$0.0325	Convertible Notes Payable
Loan #26	September 10, 2021	September 10, 2026	8.99%	20.00%	Vehicles	No	$-	Notes Payable - Vehicles
Loan #27	September 10, 2021	September 10, 2026	8.99%	20.00%	Vehicles	No	$-	Notes Payable - Vehicles
Loan #28	September 4, 2024	September 4, 2027	15.00%	15.00%	Unsecured	Yes	$0.0325	Convertible Notes Payable - Related Party
Loan #29	June 15, 2018	June 21, 2024	18.00%	18.00%	Unsecured	No	$-	Notes Payable
Loan #30	April 18, 2025	April 18, 2026	15.00%	15.00%	Unsecured	No	$-	Notes Payable
Loan #31	June 15, 2025	June 15, 2026	15.00%	15.00%	Unsecured	No	$-	Notes Payable
Loan #32	July 14, 2025	July 14, 2026	15.00%	15.00%	Unsecured	No	$-	Notes Payable
Loan #33	August 25, 2025	August 25, 2026	15.00%	15.00%	Unsecured	No	$-	Notes Payable
Loan #34	June 6, 2022	June 6, 2029	5.00%	0.00%	Building/Hotel	No	$-	Mortgage Notes Payable
Loan #35	June 6, 2022	June 6, 2029	5.00%	0.00%	Building/Hotel	No	$-	Mortgage Notes Payable
Loan #36	November 15, 2023	October 1, 2025	1.00%	1.00%	Building/Hotel	No	$-	Notes Payable
Loan #37	April 15, 2025	April 15, 2026	15.00%	15.00%	All Assets	No	$-	Notes Payable
Loan #38	May 22, 2025	May 22, 2026	15.00%	15.00%	All Assets	No	$-	Notes Payable
Loan #39	October 8, 2025	October 8, 2026	15.00%	24.00%	All Assets	No	$0.0412	Convertible Notes Payable

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025

Loans #1-#13, and #20 are in default.

Convertible Notes Payable

The following represents a summary of the Company’s convertible notes payable at December 31, 2025 and June 30, 2025:

June 30, 2024	$3,442,987
Advances	1,104,000
Debt Discount	(674,922)
Amortization of debt discount	278,382
Conversions of debt to equity	(36,425)
Non-cash increase of principal	73,750
Debt acquired in acquisition - SWC	530,572
June 30, 2025	4,718,344
Advances	2,270,000
Debt Discount	(2,270,000)
Amortization of debt discount	722,937
Conversions of debt to equity	(443,454)
December 31, 2025	$4,997,827

The following represents a detail of the Company’s convertible notes payable at December 31, 2025 and June 30, 2025:

	Lender #1	Lender #2	Various
	Notes #1 - #15 and #39	Notes #16 - #17	Notes #20 - #25	Total

Date of Note	Sep 22, 2022 - Oct 8, 2025	June 29, 2023 - August 28, 2023	September 4, 2024
Maturity Date of Note	Sep 22, 2023 - Mar 13, 2027	November 1, 2025	September 4, 2027
Interest Rate	15%	15%	15%
Default Interest Rate	24%	16%	15%
Conversion Rate	$0.033 - $0.041	$0.033	$0.0325 *
Equivalent Shares	143,179,316	-	4,969,477	148,148,793
In-Default	$3,661,643	$-	$-	$3,661,643
Collateral	All Assets	Unsecured	Unsecured

June 30, 2025	$4,489,683	$174,825	$53,836	$4,718,344
Proceeds	2,270,000	-	-	2,270,000
Debt discount	(2,270,000)	-	-	(2,270,000)
Conversion to common stock	(268,629)	(174,825)	-	(443,454)
Amortization of debt discount	615,266	-	107,671	722,937
December 31, 2025	4,836,320	-	161,507	4,997,827
Less: short term	4,422,515	-	-	4,422,515
Long term	$413,805	$-	$161,507	$575,312

June 30, 2024	$3,305,487	$137,500	$-	$3,442,987
Proceeds	1,104,000	-	-	1,104,000
Debt acquired - SWC	-	-	530,572	530,572
Debt discount	(144,350)	-	(530,572)	(674,922)
Amortization of debt discount	224,546	-	53,836	278,382
Non-cash increase of debt	-	73,750	-	73,750
Conversion to common stock	-	(36,425)	-	(36,425)
June 30, 2025	4,489,683	174,825	53,836	4,718,344
Less: short term	4,096,278	174,825	-	4,271,103
Long term	$393,405	$-	$53,836	$447,241

*	These convertible notes convert at a 35% discount to the lowest market price during the prior 20 days. Due to this variable conversion feature, the notes are classified as derivative liabilities under ASC 815-40.

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025

Six Months Ended December 31, 2025

Convertible Note Payable

On October 8, 2025, the Company entered into a Securities Purchase Agreement and issued a senior secured convertible note with a principal amount of $2,270,000 for net proceeds of $1,929,500, reflecting an original issue discount of $340,500. The note bears interest at 15% per annum (24% upon default), matures on October 8, 2026, and is secured by a first-priority lien on substantially all assets of the Company. The interest rate decreases to 5% per annum during periods when the Company’s common stock is listed for trading on a national securities exchange. The original issue discount increases by 3% of the total outstanding balance on each anniversary of the issuance date until the note is no longer outstanding.

The note is convertible into shares of the Company’s common stock at the lower of (i) a fixed conversion price of $0.033 per share or (ii) 80% of the lowest volume-weighted average price during the five trading days prior to conversion. Because the conversion price contains a variable component that can result in settlement in a variable number of shares, the Company determined that the embedded conversion feature requires bifurcation from the host debt instrument as a derivative liability.

At the issuance date, the Company measured the bifurcated conversion feature at a fair value of $2,825,257. The resulting debt discount, together with the original issue discount of $340,500, was limited to the face amount of the note of $2,270,000. The excess of the derivative fair value over the net proceeds of $895,757 was recognized as a charge to derivative expense during the six months ended December 31, 2025. The aggregate debt discount of $2,270,000 is being amortized to interest expense over the one-year term of the note using the effective interest method.

The derivative liability is remeasured at fair value at each reporting date, with changes recognized in the consolidated statements of operations as a component of other income (expense) — net.

See Notes 11 and 12.

Fiscal Year Ended June 30, 2025

Convertible Notes Payable — Settlement of SWC Vendor Obligations

In connection with the acquisition of SWC Group Inc. on March 31, 2025, the Company entered into settlement agreements with certain former vendors and creditors of SWC. Under these agreements, SWC’s outstanding trade payable obligations were extinguished and replaced with new convertible promissory notes issued by the Company to the respective creditors.

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025

The notes have an aggregate face value of $759,777, of which $530,572 was issued to third parties and $229,205 was issued to related parties (see related party convertible notes discussion below). The notes bear interest at 15% per annum (15% default rate), mature on September 4, 2027, and are unsecured.

Each note contained a conversion feature, conditional upon completion of the SWC merger, permitting the holder to convert outstanding principal and accrued interest into shares of the Company’s common stock at a conversion price equal to 65% of the lowest trading price during the 20 trading days preceding the conversion date. The conversion features became exercisable upon the closing of the acquisition on March 31, 2025. Because the conversion price is variable and can result in settlement in a variable number of shares, the Company determined that the embedded conversion features require bifurcation from the host debt instruments as derivative liabilities.

At the issuance date, the Company measured the bifurcated conversion features at an aggregate fair value of $1,413,568, of which $987,131 related to third-party notes and $426,437 related to related party notes.

The resulting debt discounts were limited to the face amounts of the respective notes, resulting in aggregate debt discounts of $759,777. The excess of the derivative fair value over the aggregate face amounts of $653,791, consisting of $456,559 attributable to third-party notes and $197,232 attributable to related party notes, was recognized as a charge to derivative expense during the year ended June 30, 2025.

The debt discounts are being amortized to interest expense over the remaining terms of the notes.

The derivative liabilities are remeasured at fair value at each reporting date, with changes recognized in the consolidated statements of operations as a component of other income (expense) - net.

See Notes 11 and 12.

Loans #16/#17 – Amendments

On July 23, 2024, the Company amended the terms of these notes to remove the right to adjust the conversion price. In exchange, the Company increased the amount due under the notes by 10%, and issue 1,667 shares of Series D, convertible preferred stock.

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025

Upon amendment of terms, the Company evaluated the changes under ASC 470-50-40, Debt Modifications and Extinguishments, and determined the modification constituted a substantial change, resulting in a loss on debt extinguishment as follows:

In connection with this transaction, the Company recorded a loss on debt extinguishment as follows:

Fair value of debt (10% increase) and Series D, preferred stock on extinguishment date	$113,955
Loss on debt extinguishment	$113,955

See Note 8 for additional information regarding the issuance of the Series D, convertible preferred stock in connection with these debt extinguishments.

In April 2025, the maturity date of the notes was extended from April 2025 to November 1, 2025. No additional consideration was paid in connection with the extensions.

The Company evaluated the terms of the modification and concluded that the changes did not result in a substantially different instrument. As a result, the modification was accounted for as a continuation of the existing debt arrangement, with no gain or loss recognized and no impact on the consolidated financial statements.

Debt Conversions

Six Months Ended December 31, 2025

Loan #1

In July 2025, the Company issued 6,600,000 shares of common stock in connection with the settlement of outstanding default interest of $216,050, respectively, plus additional fees of $1,750, on loan #1, for a total conversion of $217,800. Pursuant to the debt agreement, the shares were converted at a fixed rate of $0.033/share. Accordingly, no gain or loss was recorded upon debt conversion.

In September 2025, the Company issued 6,000,000 shares of common stock in connection with the partial settlement of principal and related outstanding accrued interest on loan #1 of $49,397 and $34,748, respectively, plus default interest of $112,105 and additional fees of $1,750 for a total conversion of $198,000. Pursuant to the debt agreement, the shares were converted at a fixed rate of $0.033/share. Accordingly, no gain or loss was recorded upon debt conversion.

In September 2025, the Company issued 7,000,000 shares of common stock in connection with the partial settlement of principal and related outstanding accrued interest on loan #1 of $219,231 and $10,019, respectively, and additional fees of $1,750 for a total conversion of $231,000. Pursuant to the debt agreement, the shares were converted at a fixed rate of $0.033/share. Accordingly, no gain or loss was recorded upon debt conversion.

Loan #16

In August 2025, the Company issued 1,002,339 shares of common stock in connection with the partial settlement of principal and related outstanding accrued interest on loan #16 of $28,750 and $2,577, respectively, plus additional fees of $1,750 for a total conversion of $33,077. Pursuant to the debt agreement, the shares were converted at a fixed rate of $0.033/share. Accordingly, no gain or loss was recorded upon debt conversion.

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025

In August 2025, the Company issued 1,378,562 shares of common stock in connection with the full settlement of principal and related outstanding accrued interest on loan #16 of $43,475 and $268, respectively, plus additional fees of $1,750 for a total conversion of $45,493. Pursuant to the debt agreement, the shares were converted at a fixed rate of $0.033/share. Accordingly, no gain or loss was recorded upon debt conversion.

This note was fully settled upon completion of these conversions.

Loan #17

In October 2025, the Company issued 4,285,994 shares of common stock in connection with the settlement of outstanding amounts due to a single lender under loan #17, consisting of principal of $102,600, accrued interest of $33,587, and fees of $5,250, for a total conversion amount of $141,437. Pursuant to the debt agreement, the shares were converted at a fixed rate of $0.033 per share. Accordingly, no gain or loss was recorded upon debt conversion, and the note was fully settled upon completion of these conversions.

Fiscal Year Ended June 30, 2025

Loan #2

In April 2025, the Company issued 6,000,000 shares of common stock in connection with the settlement of outstanding accrued interest of $20,963 and default interest of $175,287, respectively, plus additional fees of $1,750, on loan #2, for a total conversion of $198,000. Pursuant to the debt agreement, the shares were converted at a fixed rate of $0.033/share. Accordingly, no gain or loss was recorded upon debt conversion.

Loan #16

In April 2025, the Company issued 1,000,170 shares of common stock in connection with the partial settlement of principal and related outstanding accrued interest on loan #16 of $7,425 and $23,831, respectively, plus additional fees of $1,750 for a total conversion of $33,006. Pursuant to the debt agreement, the shares were converted at a fixed rate of $0.033/share. Accordingly, no gain or loss was recorded upon debt conversion.

In May 2025, the Company issued 1,003,444 shares of common stock in connection with the partial settlement of principal and related outstanding accrued interest on loan #16 of $29,000 and $2,364, respectively, plus additional fees of $1,750 for a total conversion of $33,114. Pursuant to the debt agreement, the shares were converted at a fixed rate of $0.033/share. Accordingly, no gain or loss was recorded upon debt conversion.

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025

Debt Extinguishments

The Company accounted for these debt conversions as debt extinguishments. As the fair value of the equity issued equaled the carrying value of the extinguished debt, no gain or loss was recognized upon conversion.

Notes Payable

The following represents a summary of the Company’s notes payable at December 31, 2025 and June 30, 2025:

June 30, 2024	$-
Proceeds	1,547,000
Repayments	(23,988)
Debt acquired in acquisition	67,262
June 30, 2025	1,590,274
Repayments	(15,722)
Debt acquired in acquisition - net - Victorville	3,224,000
Debt acquired in acquisition - net - Rancho Mirage	1,700,000
Settlement of pre-existing debt of target acquisition	(1,547,000)
Amortization of debt discount	144,666
December 31, 2025	$5,096,218

The following represents a detail of the Company’s notes payable at December 31, 2025 and June 30, 2025:

	Loans #26 and #27	Various Loans#18, #29, #30 and #31	Acquired Debt Loan #36	Acquired Debt Loan #37	Acquired Debt Loan #38	Total

Date of Note	September 10, 2021	June 15, 2018 - June 15, 2025	November 15, 2023	April 15, 2025	May 22, 2025
Maturity Date of Note	September 10, 2026	June 21, 2024 - June 15, 2026	Demand	April 15, 2026	May 22, 2026
Interest Rate	8.99%	15.00% - 18.00%	1.00%	15.00%	15.00%
Default Interest Rate	20.00%	15.00% - 18.00%*	1.00%	15.00%	15.00%
In-Default	$-	$20,000	$-	$-	$-	$20,000
Collateral	Vehicle	Unsecured	Building/Hotel	All Assets	All Assets

June 30, 2025	$14,024	$1,576,250	$-	$-	$-	$1,590,274
Settlement of pre-existing debt of target acquisition	-	(1,547,000)	-	-	-	(1,547,000)
Debt acquired in acquisition - Victorville	-	-	-	1,140,000	2,335,000	3,475,000
Debt discount	-	-	-	(66,500)	(184,784)	(251,284)
Debt acquired in acquisition - Rancho Mirage	-	-	1,700,000	-	-	1,700,000
Amortization of debt discount	-	-	-	47,500	97,290	144,790
Repayments	(6,312)	(9,250)	-	-	-	(15,562)
December 31, 2025	7,712	20,000	1,700,000	1,121,000	2,247,506	5,096,218
Less: short term	7,712	20,000	1,700,000	1,121,000	2,247,506	5,096,218
Long term	$-	$-	$-	$-	$-	$-

June 30, 2024	$-	$-	$-	$-	$-	$-
Proceeds	-	1,547,000	-	-	-	1,547,000
Debt acquired in acquisition - SWC	17,262	50,000	-	-	-	67,262
Repayments	(3,238)	(20,750)	-	-	-	(23,988)
June 30, 2025	14,024	1,576,250	-	-	-	1,590,274
Less: short term	-	1,576,250	-	-	-	1,576,250
Long term	$14,024	$-	$-	$-	$-	$14,024

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025

Loans #30/#31

Notes Payable – Victorville Hotel Acquisition

During April and June 2025, the Company entered into two loan agreements with the seller of the Victorville hotel property. Under these agreements, the seller advanced the Company an aggregate of $1,547,000 for working capital purposes. The loans were unsecured and bore interest at 15% per annum. Pursuant to the loan terms, if the acquisition did not close, the loans would have become payable one year from their respective commitment dates. If the acquisition closed, the outstanding principal and accrued interest would be forgiven in full.

The Victorville acquisition closed on August 27, 2025, and the aggregate balance of $1,547,000, together with accrued interest, was eliminated in consolidation as an intercompany amount upon the seller becoming a wholly owned subsidiary of the Company. Accordingly, these balances are not reflected in the notes payable schedule as of December 31, 2025.

Convertible Notes Payable – Related Parties

The following represents a summary of the Company’s convertible notes payable – related parties at December 31, 2025 and June 30, 2025:

$-
Debt acquired in acquisition - SWC	229,204
Debt Discount	(229,204)
Amortization of debt discount	53,639
Repayments	(33,490)
June 30, 2025	20,149
Amortization of debt discount	39,513
December 31, 2025	$59,662

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025

The following represents a detail of the Company’s convertible notes payable – related parties at December 31, 2025 and June 30, 2025:

	Loan #19		Loan #28		Total

Holder	Chief Executive Officer		Chief Revenue Officer
			Board Director
Date of Note	September 4, 2024		September 4, 2024
Maturity Date of Note	September 4, 2027		September 4, 2027
Interest Rate	15.00%		15.00%
Conversion Rate	$0.0325	*	$0.0325	*
Equivalent Shares	1,376,338		459,415		1,835,754
In-Default	$-		$-		$-
Collateral	Unsecured		Unsecured

*	These convertible notes are convertible at a discount, equal to 65% of the lowest market price over the preceding 20 days.

June 30, 2025	$15,172	$4,977	$20,149
Amortization of debt discount	29,559	9,954	39,513
December 31, 2025	44,731	14,931	59,662
Less: short term	-	-	-
Long term	$44,731	$14,931	$59,662

June 30, 2024	$-	$-	$-
Debt acquired in acquisition - SWC	180,154	49,050	229,204
Debt discount	(180,154)	(49,050)	(229,204)
Amortization of debt discount	48,662	4,977	53,639
Repayments	(33,490)	-	(33,490)
June 30, 2025	15,172	4,977	20,149
Less: short term	-	-	-
Long term	$15,172	$4,977	$20,149

The following represents a summary of the Company’s mortgage notes payable at December 31, 2025 and June 30, 2025:

June 30, 2025	$-
Debt acquired in acquisition - Victorville	9,492,000
Debt acquired in acquisition - Rancho Mirage	9,992,000
Repayments	(92,527)
December 31, 2025	$19,391,473

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025

During the fiscal year ended June 30, 2026, the Company completed the acquisitions of two hotel properties located in Victorville, California and Rancho Mirage, California. In connection with these acquisitions, the Company assumed existing mortgage indebtedness secured by the respective properties.

The assumed mortgage notes were recorded at their estimated fair values as of the respective acquisition dates in accordance with ASC 805. The fair value measurements reflected market-based assumptions regarding interest rates and credit spreads for comparable debt instruments at the time of each acquisition.

The Victorville acquisition resulted in the recognition of an assumed mortgage note with an acquisition-date fair value of $9,492,000, and the Rancho Mirage acquisition resulted in the recognition of an assumed mortgage note with an acquisition-date fair value of $9,992,000.

The assumed mortgage notes are secured by the respective hotel properties and contain customary covenants and repayment terms.

See Note 9.

The following table presents a detail of the Company’s mortgage notes payable at December 31, 2025 and June 30, 2025:

	Loan #34		Loan #35		Total

Property Name	Victorville		Rancho Mirage
Date of Note	June 6, 2022		June 6, 2022
Maturity Date of Note	June 6, 2029		June 6, 2029
Interest Rate	7.50	%*	7.50	%*
In-Default	$-		$-		$-
Collateral	Property		Property

*	The interest rate was fixed at 5% for the period June 2022 - June 2025. Subsequently, the interest rate is variable, equal to Wall Street Journal prime rate plus 0.25%

June 30, 2025	$-		$-
Debt acquired in acquisition	9,492,000	9,992,000	19,484,000
Repayments	(45,692)	(46,835)	(92,527)
December 31, 2025	9,446,308	9,945,165	19,391,473
Less: short term	203,337	182,055	385,392
Long term	$9,242,971	$9,763,110	$19,006,081

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025

Debt Maturities

The following represents future maturities of the Company’s various debt arrangements as follows:

For the Year Ended June 30,	Convertible Notes Payable	Convertible Notes Payable - Related Parties	Notes Payable	Mortgage Notes Payable	Total

2026 (6 months)	$3,862,789	$-	$5,088,506	$194,972	$9,146,267
2027	973,530	-	7,712	399,430	1,380,672
2028	161,508	59,662		425,532	646,702
2029	-	-	-	18,371,539	18,371,539
Total	$4,997,827	$59,662	$5,096,218	$19,391,473	$29,545,180

Note 5 – Debt

The following represents a summary of the Company’s debt (notes payable and convertible notes payable) at June 30, 2025 and 2024:

	Issue Date	Maturity Date	Interest Rate	Default Interest Rate	Collateral	Related Party	Conversion Price	Debt Type
Loan #1	September 22, 2022	February 6, 2024	15.00%	24.00%	All assets	No	$0.033	Convertible Note Payable
Loan #2	February 5, 2023	February 5, 2024	15.00%	24.00%	All assets	No	$0.033	Convertible Note Payable
Loan #3	February 28, 2023	February 28, 2024	15.00%	24.00%	All assets	No	$0.033	Convertible Note Payable
Loan #4	March 24, 2023	March 24, 2024	15.00%	24.00%	All assets	No	$0.033	Convertible Note Payable
Loan #5	April 17, 2023	April 17, 2024	15.00%	24.00%	All assets	No	$0.033	Convertible Note Payable
Loan #6	June 1, 2023	June 1, 2024	15.00%	24.00%	All assets	No	$0.033	Convertible Note Payable
Loan #7	October 5, 2023	October 5, 2024	15.00%	24.00%	All assets	No	$0.033	Convertible Note Payable
Loan #8	November 17, 2023	November 17, 2024	15.00%	24.00%	All assets	No	$0.033	Convertible Note Payable
Loan #9	December 6, 2023	December 6, 2024	15.00%	24.00%	All assets	No	$0.033	Convertible Note Payable
Loan #10	January 24, 2024	January 24, 2025	15.00%	24.00%	All assets	No	$0.033	Convertible Note Payable
Loan #11	March 13, 2024	March 13, 2025	15.00%	24.00%	All assets	No	$0.033	Convertible Note Payable
Loan #12	May 5, 2024	May 5, 2025	15.00%	24.00%	All assets	No	$0.033	Convertible Note Payable
Loan #13	September 24, 2024	September 24, 2025	15.00%	24.00%	All assets	No	$0.033	Convertible Note Payable
Loan #14	February 19, 2025	February 19, 2026	15.00%	24.00%	All assets	No	$0.033	Convertible Note Payable
Loan #15	March 13, 2025	March 13, 2027	15.00%	24.00%	All assets	No	$0.033	Convertible Note Payable
Loan #16	June 29, 2023	November 1, 2025	15.00%	16.00%	Unsecured	No	$0.033	Convertible Note Payable
Loan #17	August 28, 2023	November 1, 2025	15.00%	16.00%	Unsecured	No	$0.033	Convertible Note Payable
Loan #18	January 23, 2025	August 31, 2025	17.50%	4.5%/month	Unsecured	No	N/A	Notes Payable
Loan #19	September 10, 2024	September 10, 2027	15.00%	0.00%	Unsecured	No	35% discount	Convertible Note Payable
Loan #20	September 4, 2024	September 4, 2027	15.00%	0.00%	Unsecured	No	35% discount	Convertible Note Payable
Loan #21	September 4, 2024	September 4, 2027	15.00%	0.00%	Unsecured	No	35% discount	Convertible Note Payable
Loan #22	September 4, 2024	September 4, 2027	15.00%	0.00%	Unsecured	No	35% discount	Convertible Note Payable
Loan #23	September 4, 2024	September 4, 2027	15.00%	0.00%	Unsecured	No	35% discount	Convertible Note Payable
Loan #24	September 4, 2024	September 4, 2027	15.00%	0.00%	Unsecured	No	35% discount	Convertible Note Payable
Loan #25	September 4, 2025	September 5, 2027	15.00%	0.00%	Unsecured	No	35% discount	Convertible Note Payable
Loan #26	September 10, 2021	September 10, 2026	8.99%	20.00%	Vehicle	No	N/A	Notes Payable
Loan #27	September 10, 2021	September 10, 2026	8.99%	20.00%	Vehicle	No	N/A	Notes Payable
Loan #28	September 4, 2024	September 4, 2027	15.00%	0.00%	Unsecured	No	35% discount	Convertible Note Payable
Loan #29	June 15, 2018	June 21, 2024	18.00%	0.00%	Unsecured	No	N/A	Notes Payable
Loan #30	September 4, 2024	September 4, 2027	15.00%	0.00%	Unsecured	No	35% discount	Notes Payable
Loan #31	September 4, 2024	September 4, 2027	15.00%	0.00%	Unsecured	No	35% discount	Notes Payable

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

JUNE 30, 2025 AND 2024

The following represents a summary of the Company’s convertible notes payable at June 30, 2025 and 2024:

June 30, 2023	$1,549,366
Face amount of debt	1,473,888
Non-cash increase of principal	12,500
Debt discount	(230,961)
Amortization of debt discount	638,194
June 30, 2024	3,442,987
Face amount of debt	1,104,000
Debt discount - notes payable	(904,126)
Amortization of debt discount	332,021
Non-cash increase of principal	73,750
Repayments	(33,490)
Conversion to common stock (principal)	(36,425)
Debt acquired in acquisition of SWC	759,776
June 30, 2025	$4,738,493

The following represents a detail of the Company’s convertible notes payable at June 30, 2025 and 2024:

	Year Ended June 30, 2024
	June 30, 2023	Proceeds	Debt discount	Amortization of debt discount	Non-cash increase of debt	Repayments	June 30, 2024
Loan #1	$685,256	$-	$-	$53,214	$-	$-	$738,470
Loan #2	376,569	-	-	242,431	-	-	619,000
Loan #3	94,058	-	-	66,883	-	-	160,941
Loan #4	89,170	-	-	71,771	-	-	160,941
Loan #5	86,253	-	-	74,688	-	-	160,941
Loan #6	172,081	-	-	27,919	-	-	200,000
Loan #7	-	62,000	(9,300)	6,621	-	-	59,321
Loan #8	-	62,000	(9,300)	5,477	-	-	58,177
Loan #9	-	170,588	(25,588)	13,781	-	-	158,781
Loan #10	-	388,300	(58,245)	23,329	-	-	353,384
Loan #11	-	336,000	(50,400)	6,422	-	-	292,022
Loan #12	-	395,000	(59,250)	7,759	-	-	343,509
Loan #16	45,979	-	-	-	25,521	-	71,500
Loan #17	-	60,000	-	-	6,000	-	66,000
Total	$1,549,366	$1,473,888	$(212,083)	$600,295	$31,521	$-	$3,442,987

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

JUNE 30, 2025 AND 2024

	Year Ended June 30, 2025
	June 30, 2024	Proceeds	Debt acquired in acquisitions		Debt discount	Amortization of debt discount	Non-cash increase of debt	Repayments	Conversion to Common Stock	June 30, 2025	Short Term	Long Term	In Default
Loan #1	$738,470	$-	$-		$-	$3,090	$-	$-	$-	$741,560	$741,560	$-	$741,560
Loan #2	619,000	-	-		-	-	-	-	-	619,000	$619,000	-	619,000
Loan #3	160,941	-	-		-	-	-	-	-	160,941	160,941	-	160,941
Loan #4	160,941	-	-		-	-	-	-	-	160,941	160,941	-	160,941
Loan #5	160,941	-	-		-	-	-	-	-	160,941	160,941	-	160,941
Loan #6	200,000	-	-		-	-	-	-	-	200,000	200,000	-	200,000
Loan #7	59,321	-	-		-	2,679	-	-	-	62,000	62,000	-	62,000
Loan #8	58,177	-	-		-	3,823	-	-	-	62,000	62,000	-	62,000
Loan #9	158,781	-	-		-	11,807	-	-	-	170,588	170,588	-	170,588
Loan #10	353,384	-	-		-	34,916	-	-	-	388,300	388,300	-	388,300
Loan #11	292,022	-	-		-	43,978	-	-	-	336,000	336,000	-	336,000
Loan #12	343,509	-	-		-	51,491	-	-	-	395,000	395,000	-	-
Loan #13	-	473,000	-		(70,950)	51,895	-	-	-	453,945	453,945	-	-
Loan #14	-	206,000	-		(30,900)	9,962	-	-	-	185,062	185,062	-	-
Loan #15	-	425,000	-		(42,500)	10,905	-	-	-	393,405	-	393,405	-
Loan #16	71,500	-	-		-	-	37,150	-	(36,425)	72,225	72,225	-	-
Loan #17	66,000	-	-		-	-	36,600	-	-	102,600	102,600	-	-
Loan #19	-		180,154	**	(180,154)	48,662	-	(33,490)	-	15,172	-	15,172	-
Loan #20	-		102,289	**	(102,289)	10,379	-	-	-	10,379	-	10,379	-
Loan #21	-		124,221	**	(124,221)	12,604	-	-	-	12,604	-	12,604	-
Loan #22	-		133,700	**	(133,700)	13,566	-	-	-	13,566	-	13,566	-
Loan #23	-		30,000	**	(30,000)	3,045	-	-	-	3,045	-	3,045	-
Loan #24	-		85,519	**	(85,519)	8,677	-	-	-	8,677	-	8,677	-
Loan #25	-		54,843	**	(54,843)	5,565	-	-	-	5,565	-	5,565	-
Loan #28	-		49,050	**	(49,050)	4,977	-	-	-	4,977	-	4,977	-
Total	$3,442,987	$1,104,000	$759,776		$(904,126)	$332,021	$73,750	$(33,490)	$(36,425)	$4,738,493	$4,271,103	$467,390	$3,062,271

*	In connection with the acquisition of SWC on March 31, 2025, the Company acquired notes payable, which became convertible on that date, with an aggregate fair value of $759,776.

**	The debt discounts for these convertible notes were determined using the commitment date valuation of the embedded derivative liabilities. In accordance with ASC 470-20-25, each discount was capped at the note’s face value, with any excess fair value recorded as derivative expense.

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

JUNE 30, 2025 AND 2024

Loans #16/#17 – Amendments

On February 1, 2024 (fiscal year end June 30, 2024), the Company amended the terms of these notes to remove the right to adjust the conversion price. In exchange, the Company increased the amount due under the notes by 10%, and issue 1,667 shares of Series D, convertible preferred stock.

Upon amendment of terms, the Company evaluated the changes under ASC 470-50-40, Debt Modifications and Extinguishments, and determined the modification constituted a substantial change, resulting in a loss on debt extinguishment as follows:

In connection with this transaction, the Company recorded a loss on debt extinguishment as follows:

Fair value of debt (10% increase) and Series D, preferred stock on extinguishment date	$111,730
Loss on debt extinguishment	$111,730

On July 23, 2024 (fiscal year end June 30, 2025), the Company further amended the terms of these notes to remove the right to adjust the conversion price. In exchange, the Company increased the amount due under the notes by 10%, and issue 1,667 shares of Series D, convertible preferred stock.

Upon amendment of terms, the Company evaluated the changes under ASC 470-50-40, Debt Modifications and Extinguishments, and determined the modification constituted a substantial change, resulting in a loss on debt extinguishment as follows:

In connection with this transaction, the Company recorded a loss on debt extinguishment as follows:

Fair value of debt (10% increase) and Series D, preferred stock on extinguishment date	$113,955
Loss on debt extinguishment	$113,955

See Note 8 for additional information regarding the issuance of the Series D, convertible preferred stock in connection with these debt extinguishments.

In April 2025, the maturity date of the notes was extended from April 2025 to November 2025. No additional consideration was paid in connection with the extensions. In accordance with ASC 470-50-40, the Company evaluated the terms of the modification and concluded that the changes did not result in a substantially different instrument. As a result, the modification was accounted for as a continuation of the existing debt arrangement, with no gain or loss recognized and no impact on the consolidated financial statements.

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

JUNE 30, 2025 AND 2024

Debt Conversions

Loan #2

In April 2025, the Company issued 6,000,000 shares of common stock in connection with the settlement of outstanding accrued interest of $20,963 and default interest of $175,287, respectively, plus additional fees of $1,750, on loan #2, for a total conversion of $198,000. Pursuant to the debt agreement, the shares were converted at a fixed rate of $0.033/share.

Loan #16

In April 2025, the Company issued 1,000,170 shares of common stock in connection with the partial settlement of principal and related outstanding accrued interest on loan #16 of $7,425 and $23,831, respectively, plus additional fees of $1,750 for a total conversion of $33,006. Pursuant to the debt agreement, the shares were converted at a fixed rate of $0.033/share.

In May 2025, the Company issued an additional 1,003,444 shares of common stock in connection with the partial settlement of principal and related outstanding accrued interest on loan #16 of $29,000 and $2,364, respectively, plus additional fees of $1,750 for a total conversion of $33,114. Pursuant to the debt agreement, the shares were converted at a fixed rate of $0.033/share. Accordingly, no gain or loss was recorded upon debt conversion.

Debt Extinguishments

The Company accounted for these debt conversions as debt extinguishments under ASC 470-50 and ASC 405-20. As the fair value of the equity issued equaled the carrying value of the extinguished debt, no gain or loss was recognized upon conversion.

The following represents a summary of the Company’s notes payable:

June 30, 2024	$-
Proceeds	1,547,000
Repayments	(23,988)
Debt acquired in acquisition	67,262
June 30, 2025	$1,590,274

The following represents a detail of the Company’s notes payable at June 30, 2025 and 2024:

	Year Ended June 30, 2025
	June 30, 2024	Proceeds	Debt acquired in acquisitions		Repayments	June 30, 2025	Short Term	Long Term	In-Default
Loan #18	$-	$-	$30,000	*	$(20,750)	$9,250	$9,250	$-	$-
Loan #26	-	-	8,631	*	(1,619)	7,012	-	7,012	-
Loan #27	-	-	8,631	*	(1,619)	7,012	-	7,012	-
Loan #29	-	-	20,000	*	-	20,000	20,000	-	20,000
Loan #30	-	997,000	-		-	997,000	997,000	-	-
Loan #31	-	550,000	-		-	550,000	550,000	-	-
Total	$-	$1,547,000	$67,262		$(23,988)	$1,590,274	$1,576,250	$14,024	$20,000

*	In connection with the acquisition of Skytech on March 31, 2025, the Company acquired notes payable with an aggregate fair value of $67,262.

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

JUNE 30, 2025 AND 2024

Loans #30/#31

Notes Payable – Future Acquisition

In April 2025 and June 2025, in connection with a potential acquisition of a hotel property (the “Target”), the Target loaned the Company an aggregate of $1,547,000 for working capital purposes. The loan is unsecured and bears interest at an annual rate of 15%.

Pursuant to the loan terms:

●	If the acquisition does not close, the loan becomes payable one year from the respective commitment date.
●	If the acquisition does close, the outstanding balance of the loan and accrued interest will be forgiven in full.

The Target has pledged its assets to a third-party lender for the benefit of the Company in connection with this arrangement.

The Company evaluated the terms of the loan and determined that the forgiveness provision represents a contingent gain. As of the reporting date, the Company has not recognized any gain, as realization is contingent upon the consummation of the acquisition.

Debt Maturities

The following represents future maturities of the Company’s various debt arrangements as follows:

For the Year Ended June 30,	Convertible Notes Payable	Notes Payable	Total

2026	$4,311,095	$1,576,250	$5,887,345
2027	425,000	14,024	439,024
2028	726,287	-	726,287
Total	5,462,382	1,590,274	7,052,656
Less: unamortized debt discount	(723,889)	-	(723,889)
Net amount due	$4,738,493	$1,590,274	$6,328,767